EARNINGS (LOSSES) PER COMMON SHARE (Tables)	12 Months Ended
Dec. 31, 2024
EARNINGS (LOSSES) PER COMMON SHARE
Schedule of Basic and Diluted Losses Per Common Share

Basic and diluted losses per common share are calculated as follows:

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Numerator:
Net loss attributable to ATA Creativity Global	(47,892,909)	(33,660,245)	(36,097,777)
Net loss available to common shareholders	(47,892,909)	(33,660,245)	(36,097,777)
Denominator:
Denominator for basic loss per share:
Weighted average common shares outstanding	62,753,840	62,789,811	62,978,139
Denominator for diluted loss per share	62,753,840	62,789,811	62,978,139
Basic loss per common share attributable to ATA Creativity Global	(0.76)	(0.54)	(0.57)
Diluted loss per common share attributable to ATA Creativity Global	(0.76)	(0.54)	(0.57)

Summary of Potential Common Shares Outstanding Excluded From the Calculation of Diluted Earnings (Loss) Per Share

The following table summarizes potential common shares outstanding excluded from the calculation of diluted losses per share for the year ended December 31, 2022, 2023 and 2024, because their effect is anti-dilutive:

	Year ended December 31,
	2022	2023	2024
Shares issuable under restricted shares and share options	1,674,492	2,730,129	2,514,601